Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Summary of Property,Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31, 2019	June 30, 2020
Equipment	$13.3	$14.4
Capitalized software	7.1	7.2
Leasehold improvements	11.3	11.5
Furniture and fixtures	2.9	3.0
Vehicles	0.2	0.2

Total property and equipment, gross	34.8	36.3
Less: Accumulated depreciation	(19.4)	(22.1)

Total property and equipment, net	$15.4	$14.2

Summary of Amounts Charged to Expense in the Unaudited Condensed Consolidated Statements of Operations for Depreciation

Amounts charged to expense in the unaudited Condensed Consolidated Statements of Operations for depreciation of property, plant and equipment were as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2020	2019	2020
Depreciation and amortization expense	$0.4	$0.9	$0.8	$1.9
Cost of sales	0.3	0.4	0.6	0.8

Total depreciation expense	$0.7	$1.3	$1.4	$2.7